GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS (Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 16,762		$ 3,428		$ 2,157
Cash flows from investing activities:
Additions to notes receivable	(167,861)		(6,145)		(25,636)
Settlements of notes receivable	7,074		3,625		8,438
Additions to notes receivable—related party	(17,062)		(35,273)		(5,914)
Settlements of notes receivable—related party	9,093		4,867		8,721
Net proceeds from sale of real estate					3,639
Net proceeds from sale of real estate	18,733		7,053
Net proceeds from sale of real estate—related party					9,548
Purchases of and additions to real estate	(118,959)		(2,680)		(23,764)
Short-term investments	(10,000)
Investment in marketable securities			(32,775)
Proceeds from sale of marketable securities	34,108
Investing distributions from joint ventures	38,701		23,274		10,177
Contributions to joint ventures	(178,722)		(105,386)		(83,891)
Investing distributions from loan pool participation	58,142		66,418
Contributions to loan pool participation	(72,970)		(130,551)		(16,154)
(Investments in) distributions from consolidated subsidiaries, net
Net cash used in investing activities	(399,723)		(207,573)		(114,836)
Cash flow from financing activities:
Borrowings under senior notes payable	160,250		249,344
Borrowings under notes payable					4,250
Repayment of notes payable			(24,783)		(5,600)
Borrowings under lines of credit	85,811		74,000		48,250
Repayment of lines of credit	(85,811)		(101,750)		(30,500)
Borrowings under mortgage loans payable	157,739		17,076		20,016
Repayment of mortgage loans payable			(37,577)		(24,735)
Repayment of convertible subordinated debt					(32,550)
Debt issue costs	(7,259)		(7,739)		(644)
Issuance of common stock	106,246		123,100
Issuance of preferred stock					132,294
Repurchase of common stock	(47)		(547)		(11,301)
Repurchase of warrants	(1,610)		(6,132)		(11,500)
Dividends paid	(21,897)	[1]	(11,698)	[1]	(4,533)
Acquisition of noncontrolling interests	(473)
Contributions from noncontrolling interests	400		4,465		10,955
Distributions to noncontrolling interests	(4,931)		(5,142)		(3,242)
Intercompany receivables, net
Net cash provided by financing activities	388,418		272,617		91,160
Effect of currency exchange rate changes on cash and cash equivalents	(528)		486		10,703
Net change in cash and cash equivalents	4,929		68,958		(10,816)
Cash and cash equivalents, beginning of year	115,926		46,968		57,784
Cash and cash equivalents, end of year	120,855		115,926		46,968
Percentage ownership in guarantor subsidiaries less than 100% prior to 2011 and 2010 and 100% in 2011 and 2010	100.00%		100.00%		100.00%
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(563)				(2,670)
Cash flows from investing activities:
Additions to notes receivable
Settlements of notes receivable
Additions to notes receivable—related party
Settlements of notes receivable—related party
Net proceeds from sale of real estate
Net proceeds from sale of real estate
Net proceeds from sale of real estate—related party
Purchases of and additions to real estate
Short-term investments
Investment in marketable securities
Proceeds from sale of marketable securities
Investing distributions from joint ventures
Contributions to joint ventures
Investing distributions from loan pool participation
Contributions to loan pool participation
(Investments in) distributions from consolidated subsidiaries, net	(82,129)		(104,723)		(108,730)
Net cash used in investing activities	(82,129)		(104,723)		(108,730)
Cash flow from financing activities:
Borrowings under senior notes payable
Borrowings under notes payable
Repayment of notes payable
Borrowings under lines of credit
Repayment of lines of credit
Borrowings under mortgage loans payable
Repayment of mortgage loans payable
Repayment of convertible subordinated debt
Debt issue costs
Issuance of common stock	106,246		123,100
Issuance of preferred stock					132,294
Repurchase of common stock	(47)		(547)		(11,301)
Repurchase of warrants	(1,610)		(6,132)		(11,500)
Dividends paid	(21,897)		(11,698)		(4,533)
Acquisition of noncontrolling interests
Contributions from noncontrolling interests
Distributions to noncontrolling interests
Intercompany receivables, net
Net cash provided by financing activities	82,692		104,723		104,960
Effect of currency exchange rate changes on cash and cash equivalents					6,440
Net change in cash and cash equivalents
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of year
Kennedy-Wilson, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(59,096)		(32,013)		(9,635)
Cash flows from investing activities:
Additions to notes receivable	(42)				(377)
Settlements of notes receivable	194				15
Additions to notes receivable—related party	(17,062)		(35,273)		(5,914)
Settlements of notes receivable—related party	9,093		4,867		8,721
Net proceeds from sale of real estate
Net proceeds from sale of real estate	18,733
Net proceeds from sale of real estate—related party
Purchases of and additions to real estate
Short-term investments	(10,000)
Investment in marketable securities			(32,775)
Proceeds from sale of marketable securities	34,108
Investing distributions from joint ventures	32
Contributions to joint ventures	(1,200)		(2,000)		(1,220)
Investing distributions from loan pool participation
Contributions to loan pool participation
(Investments in) distributions from consolidated subsidiaries, net	(115,989)		(43,972)		13,161
Net cash used in investing activities	(82,133)		(109,153)		14,386
Cash flow from financing activities:
Borrowings under senior notes payable	160,250		249,344
Borrowings under notes payable
Repayment of notes payable			(20,533)		(5,600)
Borrowings under lines of credit	85,811		74,000		48,250
Repayment of lines of credit	(85,811)		(101,750)		(30,500)
Borrowings under mortgage loans payable
Repayment of mortgage loans payable
Repayment of convertible subordinated debt					(32,550)
Debt issue costs	(7,259)		(7,224)		(598)
Issuance of common stock
Issuance of preferred stock
Repurchase of common stock
Repurchase of warrants
Dividends paid
Acquisition of noncontrolling interests
Contributions from noncontrolling interests
Distributions to noncontrolling interests
Intercompany receivables, net	(42,856)
Net cash provided by financing activities	110,135		193,837		(20,998)
Effect of currency exchange rate changes on cash and cash equivalents	(201)		348		4,263
Net change in cash and cash equivalents	(31,295)		53,019		(11,984)
Cash and cash equivalents, beginning of year	95,812		42,793		54,777
Cash and cash equivalents, end of year	64,517		95,812		42,793
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	82,057	[2]	11,145	[3]	13,074	[4]
Cash flows from investing activities:
Additions to notes receivable	(167,819)	[2]	(6,145)	[3]	(24,259)	[4]
Settlements of notes receivable	6,780	[2]	3,625	[3]	8,423	[4]
Additions to notes receivable—related party		[2]		[3]		[4]
Settlements of notes receivable—related party		[2]		[3]		[4]
Net proceeds from sale of real estate					3,639	[4]
Net proceeds from sale of real estate		[2]	7,053	[3]
Net proceeds from sale of real estate—related party					9,548	[4]
Purchases of and additions to real estate	(33,809)	[2]	(2,552)	[3]	(19,590)	[4]
Short-term investments		[2]
Investment in marketable securities				[3]
Proceeds from sale of marketable securities		[2]
Investing distributions from joint ventures	38,000	[2]	17,830	[3]	9,790	[4]
Contributions to joint ventures	(177,357)	[2]	(100,780)	[3]	(77,203)	[4]
Investing distributions from loan pool participation	58,142	[2]	66,418	[3]
Contributions to loan pool participation	(72,970)	[2]	(130,551)	[3]	(16,154)	[4]
(Investments in) distributions from consolidated subsidiaries, net	194,595	[2]	146,853	[3]	87,197	[4]
Net cash used in investing activities	(154,438)	[2]	1,751	[3]	(18,609)	[4]
Cash flow from financing activities:
Borrowings under senior notes payable		[2]		[3]
Borrowings under notes payable						[4]
Repayment of notes payable				[3]		[4]
Borrowings under lines of credit		[2]		[3]		[4]
Repayment of lines of credit		[2]		[3]		[4]
Borrowings under mortgage loans payable	108,264	[2]	5,000	[3]	20,016	[4]
Repayment of mortgage loans payable			(15,577)	[3]	(21,492)	[4]
Repayment of convertible subordinated debt						[4]
Debt issue costs		[2]		[3]		[4]
Issuance of common stock		[2]		[3]
Issuance of preferred stock						[4]
Repurchase of common stock		[2]		[3]		[4]
Repurchase of warrants		[2]		[3]		[4]
Dividends paid		[2]		[3]		[4]
Acquisition of noncontrolling interests		[2]
Contributions from noncontrolling interests		[2]	1,622	[3]	10,955	[4]
Distributions to noncontrolling interests		[2]	(4,876)	[3]	(3,242)	[4]
Intercompany receivables, net		[2]
Net cash provided by financing activities	108,264	[2]	(13,831)	[3]	6,237	[4]
Effect of currency exchange rate changes on cash and cash equivalents	53	[2]	138	[3]		[4]
Net change in cash and cash equivalents	35,936	[2]	(797)	[3]	702	[4]
Cash and cash equivalents, beginning of year	2,553	[2],[3]	3,350	[3],[4]	2,648	[4]
Cash and cash equivalents, end of year	38,489	[2]	2,553	[2],[3]	3,350	[3],[4]
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(5,636)		24,296		1,388
Cash flows from investing activities:
Additions to notes receivable					(1,000)
Settlements of notes receivable	100
Additions to notes receivable—related party
Settlements of notes receivable—related party
Net proceeds from sale of real estate
Net proceeds from sale of real estate
Net proceeds from sale of real estate—related party
Purchases of and additions to real estate	(85,150)		(128)		(4,174)
Short-term investments
Investment in marketable securities
Proceeds from sale of marketable securities
Investing distributions from joint ventures	669		5,444		387
Contributions to joint ventures	(165)		(2,606)		(5,468)
Investing distributions from loan pool participation
Contributions to loan pool participation
(Investments in) distributions from consolidated subsidiaries, net	3,523		1,842		8,372
Net cash used in investing activities	(81,023)		4,552		(1,883)
Cash flow from financing activities:
Borrowings under senior notes payable
Borrowings under notes payable					4,250
Repayment of notes payable			(4,250)
Borrowings under lines of credit
Repayment of lines of credit
Borrowings under mortgage loans payable	49,475		12,076
Repayment of mortgage loans payable			(22,000)		(3,243)
Repayment of convertible subordinated debt
Debt issue costs			(515)		(46)
Issuance of common stock
Issuance of preferred stock
Repurchase of common stock
Repurchase of warrants
Dividends paid
Acquisition of noncontrolling interests	(473)
Contributions from noncontrolling interests	400		2,843
Distributions to noncontrolling interests	(4,931)		(266)
Intercompany receivables, net	42,856
Net cash provided by financing activities	87,327		(12,112)		961
Effect of currency exchange rate changes on cash and cash equivalents	(380)
Net change in cash and cash equivalents	288		16,736		466
Cash and cash equivalents, beginning of year	17,561		825		359
Cash and cash equivalents, end of year	$ 17,849		$ 17,561		$ 825

[1]	The difference between declared and paid is the amount accrued on the consolidated balance sheets.
[2]	Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2012 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.
[3]	Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2011 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.
[4]	Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.